UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                125 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                125 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-225-6704

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2013


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.


Schedule of Investments (a)
June 30, 2013 (unaudited)

Convertible Bonds - 2.57%                                                                                             Value
Name of Issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Food Processing - 2.57%
----------------------------------------------------------------------------------------------------------------------------
     Chiquita Brands International, 4.25%, 8/15/16                                           $ 14,004,000      $ 13,379,310

     Total Convertible Bonds -  (cost - $11,793,520)                                                           $ 13,379,310
                                                                                                          ------------------


Corporate Bonds, Notes & Preferred Securities - 99.45%                                                                Value
Name of Issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Aerospace / Defense - 0.60%
----------------------------------------------------------------------------------------------------------------------------
     Spirit Aerosystems, Inc., 7.5%. 10/01/17                                                   3,000,000         3,135,000


Airlines - 5.66%
----------------------------------------------------------------------------------------------------------------------------
     American Airlines, Inc., 10.5%, 10/15/12 (b) (c)                                          10,000,000        11,975,000
     American Airlines, Inc., 7.5%, 3/15/16 (b) (d)                                            15,000,000        17,437,500
                                                                                                          ------------------
                                                                                                                 29,412,500

Automobile & Truck - 0.16%
----------------------------------------------------------------------------------------------------------------------------
     Delphi Corp., 6.55%, 6/15/06 (b) (c)                                                      36,950,000           831,375

Building Products - 0.56%
----------------------------------------------------------------------------------------------------------------------------
     Builders Firstsource, Inc., 7.625%, 6/01/21 (d)                                            3,000,000         2,902,500

Chemicals - 6.78%
----------------------------------------------------------------------------------------------------------------------------
     Cornerstone Chemical Co., 9.375%, 3/15/18 (d)                                             12,750,000        13,387,500
     Polyone Corp., 7.375%, 9/15/20                                                            10,500,000        11,340,000
     Reichhold Industries, Inc., PIK, 9%, 5/08/17 (d)                                          14,169,677        10,496,188
                                                                                                          ------------------
                                                                                                                 35,223,688

Coal - 4.50%
----------------------------------------------------------------------------------------------------------------------------
     Cloud Peak Energy, 8.25%, 12/15/17                                                        10,850,000        11,419,625
     Westmoreland Coal Co., 10.75%, 2/01/18                                                    11,500,000        11,960,000
                                                                                                          ------------------
                                                                                                                 23,379,625

Construction & Farming - 1.39%
----------------------------------------------------------------------------------------------------------------------------
     Southern States Co-op, Inc., 11.25%, 5/15/15 (d)                                           7,000,000         7,245,000


Drug Stores - 0.11%
----------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp., 10.25%, 10/15/19                                                             500,000           562,500

Electrical Utility - 3.33%
----------------------------------------------------------------------------------------------------------------------------
     Homer City Funding LLC, 8.137%, 10/01/19                                                  17,041,740        17,303,086

Electrical Components & Equipment - 1.71%
----------------------------------------------------------------------------------------------------------------------------
     Advanced Lighting Technologies, 10.5%, 6/01/19 (d)                                        10,000,000         8,900,000

Energy/Natural Resources - 19.77%
----------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy, 7.75%, 4/01/19                                                   18,000,000        17,910,000
     Comstock Resources, Inc., 8.375%, 10/15/17                                                18,000,000        18,720,000
     Comstock Resources, Inc., 7.75%, 4/01/19                                                  10,000,000        10,200,000
     RAAM Global Energy Co., 12.5%, 10/01/15 (d)                                                3,000,000         3,150,000
     RAAM Global Energy Co., 12.5%, 10/01/15                                                   15,000,000        15,750,000
     Stone Energy Corp., 8.625%, 2/01/17                                                       10,000,000        10,425,000
     Swift Energy Co., 7.125%, 6/01/17                                                         19,800,000        19,404,000
     W & T Offshore, Inc., 8.5%, 6/15/19                                                        7,000,000         7,227,500
                                                                                                          -----------------
                                                                                                                102,786,500


Financial Services - 14.21%
----------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. PFD, 8%                                                             30,000,000        33,412,500
     Bank of America Corp. PFD, 8.125%                                                          3,000,000         3,375,000
     Wells Fargo & Co. PFD, 7.98%                                                              32,818,000        37,084,340
                                                                                                          -----------------
                                                                                                                 73,871,840


Food Processing - 10.75%
----------------------------------------------------------------------------------------------------------------------------
     Mrs. Fields Brands, PIK, 10%, 10/24/14 (e)                                                 1,169,878           935,902
     Pilgrims Pride Corp., 7.875%, 12/15/18                                                    21,478,000        22,874,070
     Simmons Food, Inc., 10.5%, 11/01/17 (d)                                                   17,889,000        18,828,173
     Viskase Cos, Inc., 9.875%, 1/15/18 (d)                                                    12,500,000        13,218,750
                                                                                                          ------------------
                                                                                                                 55,856,895

Gaming - 3.45%
----------------------------------------------------------------------------------------------------------------------------
     Isle Of Capri Casinos, 8.875%, 6/15/20                                                     8,000,000         8,360,000
     Isle Of Capri Casinos, 5.875%, 3/15/21                                                    10,000,000         9,550,000
                                                                                                          -----------------
                                                                                                                 17,910,000

Machine / Tools - 2.85%
----------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp., 9%, 12/15/17                                                   13,750,000        14,815,625


Metals & Mining - 0.51%
----------------------------------------------------------------------------------------------------------------------------
     Horsehead Holding Corp, 10.5%, 6/01/17 (d)                                                 2,500,000         2,643,750


Office Electronics - 4.34%
----------------------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)                                 23,065        22,563,496

Oil & Gas Drilling - 0.45%
----------------------------------------------------------------------------------------------------------------------------
     Key Energy Services, Inc., 6.75%, 3/01/21                                                    250,000           240,000
     Parker Drilling Co., 9.125%, 4/01/18                                                       2,000,000         2,115,000
                                                                                                          -----------------
                                                                                                                  2,355,000

Packaging & Container - 1.45%
----------------------------------------------------------------------------------------------------------------------------
     Constar, Inc. PFD (e) (b)                                                                      9,432                94
     Constar, Inc., FRN 8.19378%, 5/31/15 (e)                                                   1,500,000         1,500,000
     Constar, Inc., PIK,11%, 12/31/17 (e)                                                       7,882,853         5,899,527
     Jefferson Smurfit Corp., 8.25%, 10/01/12 (b) (c)                                          15,250,000            38,125
     Jefferson Smurfit Corp., 7.5%, 6/01/13 (b) (c)                                            15,405,000            38,513
     Smurfit-Stone Container, 8%, 3/15/17 (b)                                                   8,780,000            21,950
     Stone Container, 8.375%, 7/01/12 (b) (c)                                                   8,000,000            20,000
     Stone Container, 7.375%, 7/15/14 (b)                                                       5,000,000            12,500
                                                                                                          -----------------
                                                                                                                  7,530,709

Paper/Forest Products - 3.50%
----------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc., 12.5%, 7/15/06 (b) (c) (e)                                         14,061,292            27,546
     Cenveo Corp., 8.875%, 2/01/18                                                             18,830,000        18,170,950
                                                                                                          -----------------
                                                                                                                 18,198,496


Publishing - 2.72%
----------------------------------------------------------------------------------------------------------------------------
     AMO Escrow Corp., 11.5%, 12/15/17                                                         14,600,000        14,162,000


Systems Software - 1.67%
----------------------------------------------------------------------------------------------------------------------------
     Interface Sec. Systems Holdings, 9.25%, 1/15/18 (d)                                        8,500,000         8,670,000


Telecom Equipment - 5.09%
----------------------------------------------------------------------------------------------------------------------------
     Nortel Networks LTD, 10.75%, 7/15/16 (b)                                                  23,850,000        26,473,500


Transportation - 3.89%
----------------------------------------------------------------------------------------------------------------------------
     Jack Cooper Holdings Corp, 9.25%, 6/01/20 (d)                                             15,000,000        15,000,000
     Marina District Finance, 9.875%, 8/15/18                                                   5,000,000         5,200,000
                                                                                                          -----------------
                                                                                                                 20,200,000

     Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $553,914,046)                             $516,933,085
                                                                                                          ------------------



Foreign Bonds - 0.41%                                                                                                 Value
Name of issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.41%
----------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                  34,384,574         2,149,161
                                                                                                          -----------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                  $2,149,161
                                                                                                          -----------------




Stocks                                                                                        Number of               Value
Name of issuer                                                                                 Shares               (Note B)
----------------------------------------------------------------------------------------------------------------------------
Common & Preferred Stock - 18.08%
----------------------------------------------------------------------------------------------------------------------------

Banks / Money Centers - 8.46%
----------------------------------------------------------------------------------------------------------------------------
     Citigroup, Inc.                                                                              916,930        43,985,132

Electrical Equipment - 1.10%
----------------------------------------------------------------------------------------------------------------------------
     NL Industries                                                                                510,200         5,704,036

Food Processing - 2.22%
----------------------------------------------------------------------------------------------------------------------------
     Viskase Cos., Inc. (b)                                                                     2,096,128        11,528,704

Gaming - 0.18%
----------------------------------------------------------------------------------------------------------------------------
     Trump Entertainment Resorts (b)                                                              910,628           910,628

Grocery Stores - 3.39%
----------------------------------------------------------------------------------------------------------------------------
     Core-Mark Holding Co., Inc.                                                                  277,602        17,627,727

Industry Service - 0.00%
----------------------------------------------------------------------------------------------------------------------------
     Safelite Realty Corp. (e) (f)                                                                  7,403            17,989

Marketing / Sales- 1.31%
----------------------------------------------------------------------------------------------------------------------------
     Harry and David (b)                                                                           59,819         6,819,366

Metals & Mining - 0.00%
----------------------------------------------------------------------------------------------------------------------------
     Ormet Corp. (b)                                                                              372,638             3,726


Manufacturing - 0.75%
----------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (b) (e)                                                                         640,565         2,261,194
     Amtrol, Inc. PFD (b) (e)                                                                       1,068         1,614,816
                                                                                                          ------------------
                                                                                                                  3,876,010


Packaging & Container - 0.00%
----------------------------------------------------------------------------------------------------------------------------
     Constar, Inc. (b) (e)                                                                         93,512               935
     Rock-Tenn Co.                                                                                     78             7,791
                                                                                                          ------------------
                                                                                                                      8,726

Paper Product - 0.10%
----------------------------------------------------------------------------------------------------------------------------
     MAXXAM, Inc. (b)                                                                                 800           510,816

Retail Food Chain - 0.56%
----------------------------------------------------------------------------------------------------------------------------
     Romacorp, Inc. (b) (e) (f)                                                                    82,220         2,877,700

Transportation - 0.01 %
----------------------------------------------------------------------------------------------------------------------------
     Groupe Eurotunnel SA                                                                           5,424            41,277
     Groupe Eurotunnel SA                                                                           1,925            14,649
     International Airline Support Group (b)                                                      219,540            21,954
                                                                                                          ------------------
                                                                                                                     77,880



     Total Common Stocks -  (cost - $130,799,231)                                                               $93,948,440
                                                                                                          ------------------



     Total Investments -  120.51% (cost - $697,930,218)                                                         626,409,996
                                                                                                          ------------------

     Net Other Assets and Liabilities - (20.51%)                                                               (106,600,038)
                                                                                                          ------------------

     Net Assets - 100%                                                                                        $ 519,809,958
                                                                                                          ==================


(a)  Portions of portfolio are pledged to collateralize short tem borrowings.
(b)  Non-income producing security.
(c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $144,442,857 or 27.79% of total net assets.
(e)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     June 30, 2013 is $2,895,689 which represents 0.56% of total net assets.  Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Romacorp, Inc.                                       11/15/06                              $ 4,118,756
     Safelite Realty Corp.                              09/29/00                              $ 965,195






     PIK    Payment in Kind
     FRN   Floating Rate Note
     PFD Preferred Security



Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction  between two market participants at the measurement date.  ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments.  Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarizes the Trust's investments as of June 30, 2013, based on the inputs used to value them.

                                                                    Level 1          Level 2         Level 3          Total

Corporate Bonds, Notes and Preferred Securities                     $0           $508,570,016     $8,363,069       $516,933,085
Common and Preferred Stock                                      $86,209,252          $966,554     $6,772,634        $93,948,440
Foreign Bonds                                                       $0             $2,149,161          $0            $2,149,161
Convertible                                                         $0            $13,379,310          $0           $13,379,310
                                                                -----------     -------------   ------------       ------------
                                                                $86,209,252      $525,065,041    $15,135,703       $626,409,996

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment's valuation.  The Trust recognizes transfers between the levels at the end of each period.  As of June 30, 2013, there has been one transfer between Level 2 and Level 1 as a result of an increase of observable market activity.  There were no transfers between Level 2 and Level 3 for the period.

At June 30, 2013, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:


                                     Corporate Bonds,
                                     Notes & Preferred
                                     Securities          Common & PFD Stock   Totals
Beginning Balance @ 9/30/12          $ 11,924,117        $ 5,156,895     $ 17,081,012
                                     ------------------------------------------------
Purchases                            $    526,097        $ 1,068,000     $  1,594,097
Sales                                $    (86,444)             $ -          $ (86,444)
Realized Gain(Loss)                  $     86,444              $ -           $ 86,444
Net Change in Unrealized
Appreciation/(Deprecitation)         $ (4,087,145)         $ 547,739     $ (3,539,406)
Transfers into Level 3                    $ -                  $ -              $ -
Transfers out of Level 3                  $ -                  $ -              $ -
                                     -------------------------------------------------
Ending Balance @ 12/31/12            $ 8,363,069          $ 6,772,634    $ 15,135,703




                                           Change in Unrealized
                                    Gain / (Loss) for Positions Still
                                          Held at June 30, 2013

Corporate Bonds                         -$4,012,755
Common Stocks                                  $923
Preferred Stock

                                  -----------------
                                  -----------------
Totals                                  -$4,011,832
                                  =================
                                  =================




                                                                                                       Increase to Valuation from
Investment Type             Fair Value     Valuation Technique   Significant Unobservabl      Range    an Increase in Input (1)
Fixed Income
  Packaging & Container     $7,399,621     Market Comparables(2) EBITDA Multiple           6.4x - 9.3x       Increase
                                                                 Private Company Discount       30%          Decrease

Food Processing               $935,902     Market Approach (3)   Discount to Yield         not applicable

Paper/Forest Products          $27,546     Market Approach (3)   Recovery Rate             not applicable     Increase


Equity

Misc. Manufacturing         $2,261,194     Market Comparables(2) EBITDA Multiple           4.4x - 13.1x      Increase

Misc. Manufacturing         $1,614,816     Market Comparables(2) EBITDA Multiple           4.4x - 13.1x      Increase

Retail Food Chains          $2,877,700     Recent Transaction    not applicable            not applicable
                                           Price (4)

Industrial Services /          $17,989     Market Approach (3)   Recovery Rate             not applicable     Increase
Manufacturing                                                    Illiquidity Discount           30%           Decrease

Packaging & Container             $935     Market Comparables(2) EBITDA Multiple            6.4x - 9.3x       Increase

                     -----------------
                           $15,135,703
                    ==================

(1) This column represents the directional change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect.  Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2) Earnings multiples are based on comparable companies and transactions of comparable companies.
(3) A market approach using the value of the underlying assets of a company.
(4) Certain securities are valued based on recent transactions (generally within six months of valuation date).  In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.








Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2013


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2013


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2013


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2013




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2013                 /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2013                 /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)